Operating Segment Information - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue recognized at a point in time			€ 5	€ 6
Revenue recognized over time
Revenue		0	5	6
Cost of Sales
Gross Profit		0	5	6
Research & Development expenses		(20,773)	(21,522)	(25,196)
General & Administrative expenses		(9,908)	(9,315)	(9,070)
Change in fair value of contingent consideration		847	9,228	433
Net Other income/(loss)		3,443	4,617	4,948
Operating Loss	[1]	(26,391)	(16,987)	(28,879)
Net financial income/(loss)		(111)	(217)	239
Loss before taxes		(26,502)	(17,204)	(28,640)
Income Taxes		(10)	0	8
Profit (Loss) for the year	[2]	(26,512)	(17,204)	(28,632)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time			5	6
Revenue			5	6
Cost of Sales
Gross Profit			5	6
Research & Development expenses		(142)	(124)	(146)
Net Other income/(loss)		(108)	(2)	63
Operating Loss		(250)	(121)	(78)
Net financial income/(loss)		107	(33)	212
Loss before taxes		(143)	(154)	134
Income Taxes
Profit (Loss) for the year		(143)	(154)	134
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue
Cost of Sales
Gross Profit
Research & Development expenses		(20,631)	(21,398)	(25,049)
Change in fair value of contingent consideration		847	9,228	433
Net Other income/(loss)		3,507	4,582	4,795
Operating Loss		(16,277)	(7,589)	(19,821)
Net financial income/(loss)		(165)	(182)	(183)
Loss before taxes		(16,442)	(7,771)	(20,005)
Income Taxes
Profit (Loss) for the year		(16,442)	(7,771)	(20,005)
Corporate [member]
Disclosure of operating segments [line items]
Cost of Sales
General & Administrative expenses		(9,908)	(9,315)	(9,070)
Net Other income/(loss)		44	38	90
Operating Loss		(9,864)	(9,277)	(8,979)
Net financial income/(loss)		(53)	(3)	211
Loss before taxes		(9,917)	(9,280)	(8,769)
Income Taxes		(10)		8
Profit (Loss) for the year		€ (9,927)	€ (9,280)	€ (8,761)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, financial expenses and income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.
[2]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.